Tax situation - Additional information (Detail) € in Millions	1 Months Ended				12 Months Ended
	Jun. 30, 2025 PEN (S/)	May 31, 2025 PEN (S/)	Apr. 30, 2025 PEN (S/)	Nov. 30, 2024 PEN (S/)	Dec. 31, 2025 PEN (S/) shares	Dec. 31, 2025 EUR (€) shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 PEN (S/)	Dec. 31, 2023 PEN (S/)
Excess payment rejected by the income tax authority
Income tax expenses					S/ 40,829,000			S/ 26,076,000	S/ 33,020,000
Over the taxable income					29.50%	29.50%	29.50%	29.50%	29.50%
Fines and interest arrears payable					S/ 116,120,000			S/ 128,047,000
Alleged tax debt					S/ 96,279,000			92,978,000
Third category income tax liability payment				S/ 17,800,000
Third category income tax advances payment		S/ 7,000,000	S/ 11,300,000
Third category income tax advances payment one	S/ 3,100,000
Third category income tax advances payment two	S/ 28,800,000
Amount of taxes are multinational groups with annual consolidated income | €						€ 750
Minimum effective tax rate					15.00%	15.00%	15.00%
Margin percentage of cost and services rendered					5.00%	5.00%	5.00%
Bankerization Act [Member]
Excess payment rejected by the income tax authority
Amount of payment to be made through payment means					S/ 2,000		$ 500
Izipay [Member]
Excess payment rejected by the income tax authority
Unused tax losses					S/ 104,290,500,000			70,043,812,000
Percentage of net income eligible to be set off against tax losses					50.00%	50.00%	50.00%
Resolution Of Collective Collection Number Zero One Zero Zero Six Zero Zero Six Five One Three Eight [Member]
Excess payment rejected by the income tax authority
Third category income tax debt payable					S/ 62,000,000
Tax debt					35,800,000
2019
Excess payment rejected by the income tax authority
Third category income tax advances payment					9,700,000,000
Interbank paid					S/ 5,000,000,000
Event Triggering Taxation Indirect Sale Assumption [member]
Excess payment rejected by the income tax authority
Number of shares disposed or to be disposed minimum | shares					40,000	40,000	40,000
Top of range [member]
Excess payment rejected by the income tax authority
Percentage of the market value of shares or participations of the legal person non-domiciled					50.00%
Percentage of the capital of legal persons non-domiciled be disposed					10.00%
SUNAT [member] | Determination And Penalty Resolutions | 2012
Excess payment rejected by the income tax authority
Provision for contingency					S/ 14,700,000			S/ 14,600,000